LEASE (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Dec. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lessee, Operating Lease, Term of Contract		2 years
Operating lease right-of-use asset		$ 999,285	$ 457,793		$ 2,049,775	$ 207,049	¥ 1,389,731
Operating Lease, Weighted Average Discount Rate, Percent		4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Lease Expiration Date	May 28, 2028	Mar. 31, 2021
Aixin Shangyan Hotel Management [Member]
Lease term		1 year	3 months
Runcansheng [Member]
Lease term			3 months
Minimum [Member]
Lease term		4 months 28 days
Minimum [Member] | AiXintang Pharmacises [Member]
Lease term		4 months 13 days	1 year 2 months 15 days
Minimum [Member] | Ai Xin Zhonghong Biological Technology Co Ltd [Member]
Lease term			6 months 29 days
Maximum [Member]
Lease term		3 years 5 months 8 days
Maximum [Member] | AiXintang Pharmacises [Member]
Lease term		3 years 8 months 1 day	2 years 11 months 1 day
Maximum [Member] | Ai Xin Zhonghong Biological Technology Co Ltd [Member]
Lease term			2 years 8 months 8 days